Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories
	2025	2024
	US$	US$
Raw materials	12,685	17,368
Finished goods	287,573	422,826
	300,258	440,194